Selling, general and administrative expenses	12 Months Ended
Mar. 31, 2025
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Selling, general and administrative expenses
25.	Selling, general and administrative expenses

	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023

Personnel expenses	2,817,045	2,453,125	2,041,003
Marketing and promotion expenses	109,242	116,618	256,688
Administrative and other expenses#	4,516,074	3,892,326	3,431,005
	7,442,361	6,462,069	5,728,696
# Includes
Repairs and Maintenance	1,815,520	1,543,058	1,421,441
Provision for Doubtful Debts	194,814	265,000	371,890
Rates and Taxes	224,219	112,815	92,360
Travelling Expenses	237,951	227,437	182,962
Legal and Professional	228,355	330,160	216,937
Insurance	196,231	157,724	119,763
Rent	312,468	174,921	213,691
	3,209,558	2,811,115	2,619,044